Finance Debt - Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	$ 109,046
Additions	10,707
Principal amortization	(34,013)
Interest amortization	(5,703)
Ending balance	84,175	$ 109,046
Discontinued operations [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Additions	(243)
Principal amortization	50
Interest amortization	88
Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	109,046	118,126
Adoption of IFRS9	242
Additions	11,086	25,589
Principal amortization	(33,439)	(36,130)
Interest amortization	(5,685)	(6,537)
Accrued interest	5,738	7,147
Foreign exchange/ inflation indexation charges	1,436	1,171
Cumulative translation adjustment (CTA)	(4,237)	(320)
Modification of contractual cash flows	(12)
Ending balance	84,175	109,046
Expenses with debt restructuring [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal amortization	(635)
Deposits linked to financing [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Interest amortization	(106)
Finance leases [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal amortization	11
Property, plant and equipment on credit [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Additions	(136)
Brazil member
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	21,930
Ending balance	16,251	21,930
Brazil member | Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	21,930	25,921
Adoption of IFRS9	65
Additions	2,442	6,801
Principal amortization	(5,451)	(10,641)
Interest amortization	(1,220)	(2,286)
Accrued interest	1,338	2,296
Foreign exchange/ inflation indexation charges	27	114
Cumulative translation adjustment (CTA)	(2,880)	(275)
Ending balance	16,251	21,930
Foreign countries [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	87,116
Ending balance	67,924	87,116
Foreign countries [member] | Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	87,116	92,205
Adoption of IFRS9	177
Additions	8,644	18,788
Principal amortization	(27,988)	(25,489)
Interest amortization	(4,465)	(4,251)
Accrued interest	4,400	4,851
Foreign exchange/ inflation indexation charges	1,409	1,057
Cumulative translation adjustment (CTA)	(1,357)	(45)
Modification of contractual cash flows	(12)
Ending balance	$ 67,924	$ 87,116